Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Debt investment funds	$ 10.2	$ 225.2
Equity investment funds	6.6	7.0
Insurance annuities	266.5	148.5
Other	9.7	14.8
Total	$ 293.0	$ 395.5
Debt investment funds, allocation percentage	4.00%	57.00%
Equity investment funds, allocation percentage	2.00%	2.00%
Insurance annuities, allocation percentage	91.00%	37.00%
Other, allocation percentage	3.00%	4.00%
Total, allocation percentage	100.00%	100.00%